Summary Prospectus March 1, 2010


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group



DWS GOLD & PRECIOUS METALS FUND






CLASS/Ticker    A   SGDAX    B   SGDBX    C   SGDCX    INST   SGDIX    S   SCGDX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to inquiry.info@dws.com, calling (800) 621-1048 (A, B, C), (800) 730-1313 (INST)
and (800) 728-3337 (S) or asking your financial advisor. The prospectus and SAI, both dated March 1, 2010, as may be supplemented from time to time, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks maximum return (principal change and income).



FEES AND EXPENSES OF THE FUND


These are the fees you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $50,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 13) and Purchase and Redemption of Shares in the fund's SAI (p. II-10).


SHAREHOLDER FEES (paid directly from your investment)


                                                A          B          C       INST          S
                                     ------------  ---------  ---------  ---------  ---------
Maximum sales charge (load) on pur-
chases, as % of offering price             5.75      None       None       None       None
------------------------------------       ----      --         --         --         --
Maximum contingent deferred sales
charge (load), as % of redemption
proceeds                               None(1)     4.00       1.00         None       None
------------------------------------   --------    ----       ----         --         --
Redemption/exchange fee on shares
owned less than 15 days, as % of
redemption proceeds                        2.00    2.00       2.00       2.00       2.00
------------------------------------   --------    ----       ----       ----       ----

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                            A          B          C        INST           S
                                    ---------  ---------  ---------  ----------  ----------
Management fee                          0.83       0.83       0.83       0.83        0.83
-----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                            0.24       1.00       1.00      None        None
-----------------------------------     ----       ----       ----      -----       -----
Other expenses (includes an admin-
istrative fee)                          0.46       0.46       0.40       0.24        0.38
-----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                                1.53       2.29       2.23       1.07        1.21
-----------------------------------     ----       ----       ----      -----       -----

(1) Investments of $1 million or more may be eligible to buy Class A shares without a sales charge (load), but may be subject to a contingent deferred sales charge of 1.00% if redeemed within 12 months of purchase and 0.50% if redeemed within the following six months.

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 722     $ 632     $ 326     $ 109     $ 123
--       -----     -----     -----     -----     -----
3        1,031     1,015       697       340       384
--       -----     -----     -----     -----     -----
5        1,361     1,425     1,195       590       665
--       -----     -----     -----     -----     -----
10       2,294     2,260     2,565     1,306     1,466
--       -----     -----     -----     -----     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C      INST         S
-------  --------  --------  --------  --------  --------
1        $ 722     $ 232     $ 226     $ 109     $ 123
--       -----     -----     -----     -----     -----
3        1,031       715       697       340       384
--       -----     -----     -----     -----     -----
5        1,361     1,225     1,195       590       665
--       -----     -----     -----     -----     -----
10       2,294     2,260     2,565     1,306     1,466
--       -----     -----     -----     -----     -----

Class B converts to Class A after six years; the Class B Example reflects Class A fees after the conversion.


PORTFOLIO TURNOVER

The fund pays transaction costs when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, but are reflected in fund performance.


Portfolio turnover rate for fiscal year 2009: 55%.

PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. The fund invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in common stocks and other equities of US and foreign companies engaged in activities related to gold, silver, platinum or other precious metals, and in gold coin and bullion directly. These companies may be involved in activities such as exploration, mining, fabrication, processing and distribution.


While the fund invests mainly in common stocks, it may invest up to 20% of net assets in:

o high-quality debt securities of companies in precious metals and minerals operations; and

o  debt securities whose return is linked to precious metals prices.

The fund may invest in other types of equities such as preferred stocks or convertible securities.


The fund intends to gain exposure to the commodity markets by investing a portion of its assets in a wholly owned subsidiary, organized under the laws of the Cayman Islands, which shares the same portfolio management as the fund and is expected to invest mainly in gold coin and bullion and other precious metals and commodity-linked derivative instruments, such as swaps and futures. This subsidiary will also invest in debt securities, some of which are intended to serve as margin or collateral for its derivatives positions, and may also invest available cash in affiliated money market funds.


MANAGEMENT PROCESS. In choosing securities, portfolio management uses a combination of two analytical disciplines:


BOTTOM-UP RESEARCH. Portfolio management looks for companies with strong management and highly marketable securities. They also consider the quality of metals and minerals mined by a company, its fabrication techniques and costs, and its unmined reserves, among other factors.


GROWTH ORIENTATION. Portfolio management generally looks for companies that they believe have above-average potential for sustainable growth of revenue or earnings and whose market value appears reasonable in light of their business prospects.


At various times, portfolio management may focus on the securities of particular issuers or industries within the gold and precious metals sector, or on particular countries or regions.


Portfolio management will normally sell a stock when the managers believe its price is unlikely to go higher, its fundamentals have deteriorated, other investments offer better opportunities or in the course of adjusting the fund's emphasis on a given industry.


OTHER INVESTMENTS AND TECHNIQUES
--------------------------------------------------------------------------------

DERIVATIVES. The fund may use various types of derivatives for hedging, risk management or non-hedging purposes to seek to enhance potential gains. The fund may use derivatives as a substitute for direct investment in a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs. In particular, portfolio management may use futures and options.

SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.

--------------------------------------------------------------------------------

MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments.


STOCK MARKET RISK. To the extent the fund invests in a particular sector, the fund's performance may be proportionately affected by that sector's general performance. When stock prices fall, you should expect the value of your investment to fall as well. Stock prices can be hurt by poor management on the part of the stock's issuer, shrinking product demand and other business risks. These may affect single companies as well as groups of companies. In addition, movements in financial markets may adversely affect a stock's price, regardless of how well the company performs. The market as a whole may not favor the types of investments the fund makes, which could affect the fund's ability to sell them at an attractive price.


CONCENTRATION RISK - GOLD-RELATED INVESTMENTS. Any fund that concentrates in a particular segment of the market will generally be more volatile than a fund that invests more broadly. Any market price movements, regulatory or technological changes, or economic conditions affecting gold-related investments will have a significant impact on the fund's performance. Prices of gold or other precious metals and minerals-related stocks may move up and down rapidly, and have historically offered lower long-term performance than the stock market as a whole. Gold and other precious metals prices can be influenced by a variety of economic, financial and political factors, especially inflation: when inflation is low or expected to fall, prices tend to be weak.


FOREIGN INVESTMENT RISK. To the extent the fund invests in companies based outside the US, it faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities. Foreign governments may restrict investment by foreigners, limit withdrawal of trading profit or currency from the country, restrict currency



                                       2
SUMMARY PROSPECTUS March 1, 2010               DWS Gold & Precious Metals Fund
exchange or seize foreign investments. The investments of the fund may also be subject to foreign withholding taxes. Foreign transactions and custody of assets may involve delays in payment, delivery or recovery of money or investments. Foreign investment risks are greater in emerging markets than in developed markets. Emerging market investments are often considered speculative. Emerging market countries typically have economic and political systems that are less developed, and can be expected to be less stable than developed markets. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation.

PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


NON-DIVERSIFICATION RISK. The fund is classified as non-diversified under the Investment Company Act of 1940, as amended. This means that the fund may invest in securities of relatively few issuers. Thus, the performance of one or a small number of portfolio holdings can affect overall performance.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses. There is no guarantee that derivatives, to the extent employed, will have the intended effect, and their use could cause lower returns or even losses to the fund. The use of derivatives by the fund to hedge risk may reduce the opportunity for gain by offsetting the positive effect of favorable price movements.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund, and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.


For more about fund risks, including additional risk factors not discussed in this summary prospectus, see the fund's prospectus and SAI.

PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number for your share class included in this prospectus.


For Class A, Class B and Class C, performance prior to its inception date is based on the historical performance of Class S, adjusted to reflect the higher expenses of the relevant share class.


CALENDAR YEAR TOTAL RETURNS (%) (Class S)

These year-by-year returns do not include sales charges, and would be lower if they did. Returns for other classes were different and are not shown here.


[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]




  -8.99      16.04      66.84      94.50       -8.92     20.83      29.27      25.41      -32.72    41.63
  2000       2001       2002       2003       2004       2005       2006       2007       2008      2009




Best Quarter: 44.33%, Q3 2003   Worst Quarter: -35.01%, Q3 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2009 expressed as a %)

These returns include sales charges, if any. Indexes have no sales charges and cannot be invested in directly. After-tax returns (which are shown only for Class S and would be different for other classes) reflect the highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan. Performance of Class B shares does not assume the conversion to Class A shares after six years.



                                       3
SUMMARY PROSPECTUS March 1, 2010               DWS Gold & Precious Metals Fund

                                CLASS           1           5          10       SINCE
                            INCEPTION        YEAR       YEARS       YEARS   INCEPTION
                          -----------  ----------  ----------  ----------  ----------
CLASS A before tax        6/25/2001        33.10       11.68      18.35           -
------------------------- ---------        -----       -----      -----           -
CLASS B before tax        6/25/2001        37.18       12.04      18.13           -
------------------------- ---------        -----       -----      -----           -
CLASS C before tax        6/25/2001        40.20       12.20      18.16           -
------------------------- ---------        -----       -----      -----           -
INST CLASS before tax      3/3/2008        41.75          -           -       -12.87
------------------------- ---------        -----       -----      -----      -------
CLASS S before tax         9/2/1988        41.63       13.29      19.32           -
------------------------- ---------        -----       -----      -----      -------
  After tax on
  distributions                            41.03       10.95      17.57           -
  After tax on distribu-
  tions, with sale                         27.35       10.88      16.96           -
------------------------- ---------        -----       -----      -----      -------
STANDARD & POOR'S
500 INDEX (S&P 500)                        26.46        0.42       -0.95          -
------------------------- ---------        -----       -----      ------     -------
Since INST Class
Inception                                     -           -           -        -6.96
------------------------- ---------        -----       -----      ------     -------
S&P/CITIGROUP GOLD
& PRECIOUS METALS
INDEX                                      42.52       13.88      14.95           -
------------------------- ---------        -----       -----      ------     -------
Since INST Class
inception                                     -           -           -       -10.69
------------------------- ---------        -----       -----      ------     -------

INST Class index comparisons began on 2/29/2008.

STANDARD & POOR'S 500 INDEX (S&P 500) is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

S&P/CITIGROUP GOLD & PRECIOUS METALS INDEX is an unmanaged index that represents the precious metals industry component of the S&P/
Citigroup Global Equity family of indices, which include more than 7,000 companies in more than 50 countries.


MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

PIERRE MARTIN, CFA, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2009.


MANUEL TENEKEDSHIJEW, ASSISTANT VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2009.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in certain fee-based and wrap programs offered through certain financial intermediaries approved by the Advisor, there is no minimum initial investment for Class A, B, C and S shares and no minimum additional investment for Class A and S shares. Institutional Class shares also have no additional investment minimum. The minimum additional investment for all other instances is $50. The maximum Automatic Investment Plan investment is $250,000. For existing Class B shareholders, the minimum initial investment for Class A and C shares is $50.

TO PLACE ORDERS


MAIL           First Investment         DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               Class A, B or C shares: (800) 621-1048
                                        Class S shares: (800) 728-3337
                                        M - F 9 a.m. - 6 p.m. ET
                                        Institutional Class shares: (800) 730-1313
                                        M - F 8:30 a.m. - 6 p.m. ET
TDD LINE                                (800) 728-3006, M - F 9 a.m. - 6 p.m. ET


You can buy or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.


Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are generally available only to existing Class S shareholders.



TAX INFORMATION


The fund's distributions (dividend and capital gains distributions are expected to be paid annually) are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its affiliates may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       4
SUMMARY PROSPECTUS March 1, 2010               DWS Gold & Precious Metals Fund
DGPMF-SUM